Consolidated Statements of Profit or Loss - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Revenue from sales of merchandise		$ 57,333,327	$ 43,987,803	$ 32,472,577
Sales of recyclables		105,692	90,656	107,820
Total revenue		57,439,019	44,078,459	32,580,397
Cost of sales		(48,062,913)	(37,038,542)	(27,655,643)
Gross profit		9,376,106	7,039,917	4,924,754
Sales expenses		(6,121,566)	(4,822,912)	(3,460,840)
Administrative expenses		(1,987,075)	(1,386,929)	(952,090)
Other (expense) income - Net		61,044	(36,213)	8,445
Operating profit		1,328,509	793,863	520,269
Financial income		155,863	26,069	19,840
Financial costs		(1,257,254)	(1,527,107)	(1,168,786)
Exchange rate fluctuation		490,428	606,270	264,930
Financial costs - Net		(610,963)	(894,768)	(884,016)
Profit (loss) before income tax		717,546	(100,905)	(363,747)
Income tax expense		(383,124)	(205,248)	(201,363)
Consolidated net profit (loss) for the year		334,422	(306,153)	(565,110)
Consolidated net loss available to Class A shares		$ 334,422	(306,153)	(565,110)
Weighted average shares	[1]	109,203,573
Basic earnings per common share		$ 3.06
Diluted earnings per common share		$ 2.4
Consolidated net income available to common stockholders (basic)		$ 334,422
Weighted average common shares		109,203,573
Consolidated net income available to common stockholders (diluted)		$ 334,830
Diluted weighted average common shares	[1]	139,606,695
Class A Shares
Earnings per share [line items]
Consolidated net profit (loss) for the year			(306,153)	(565,110)
Consolidated net loss available to Class A shares			$ (306,153)	$ (565,110)
Weighted average shares	[2]		12,000,000	12,000,000
Basic earnings per common share			$ (25.51)	$ (47.09)
Diluted earnings per common share			$ (25.51)	$ (47.09)

[1]	For the year ended December 31, 2024, the weighted average common shares was no longer based on liquidity preference since it no longer exist by a redesignation of the existing shares into Class A, B and C shares; thus, the weighted average common shares includes Class A, B and C shares considering the 3- for-1 split of common shares occurred in January 2024.
[2]	For the years ended on December 31, 2023 and 2022, the loss per share was estimated with the weighted average number of Class A shares, which totaled 4,000,000 shares. This estimation was based on the liquidity preference, as there is no contractual obligation for Class B, C, D, and E shares to absorb losses due to their differing liquidation rights. Furthermore, in January 2024, the Company enacted a 3-for-1 split of its common shares, resulting in a retrospective adjustment to the Class A common shares, increasing their number of shares to 12,000,000.